Other non-current assets - Provision for other loans receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other non-current assets
Balance at the beginning of year	¥ 9,852	$ 1,546	¥ 1,181
Addition	1,633	256	8,805	¥ 1,181
Reversal	(541)	(85)	(428)
Balance at the end of year	10,944	$ 1,717	9,852	¥ 1,181
Net provision for other loans receivable	1,092		8,377
Accounting standards update
Other non-current assets
Balance at the beginning of year	¥ 294
Balance at the end of year			¥ 294